Retirement And Employee Stock Ownership Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Retirement And Employee Stock Ownership Plans [Abstract]
Retirement And Employee Stock Ownership Plans

8.RETIREMENT AND EMPLOYEE STOCK OWNERSHIP PLANS

Eligible employees, including those who joined us as part of the MB&T acquisition, participate in a profit sharing plan that qualifies under Section 401(k) of the Internal Revenue Code.  The plan allows for elective employee deferrals and the Bank makes matching contributions of up to 4% of eligible employee compensation. Our contributions to the plan included in salaries and benefits expense, for the three months ended June 30, 2012 and 2011 were $76,543 and $93,342, respectively. The Bank’s contributions to the plan for the six months ended June 30, 2012 and 2011 were $147,417 and $134,931, respectively.

The Bank also offers Supplemental Executive Retirement Plans (SERPs) to its executive officers providing for retirement income benefits. MB&T also offered SERPs to selected officers and we have assumed that liability at acquisition and all subsequent expenses.  We accrue the present value of the SERPs over the remaining number of years to the executives’ retirement dates.  Old Line Bank’s expenses for the SERPs for the six month periods ended June 30, 2012 and 2011 were $233,091 and $92,740, respectively. The SERP expense for the three month periods ended June 30, 2012 and 2011 were $116,545 and  $54,135, respectively.  The SERPs are non-qualified defined benefit pension plans that we have not funded.

MB&T had an employee benefit plan entitled the Maryland Bankcorp, N.A. KSOP (KSOP).  The KSOP included a profit sharing plan that qualified under section 401(k) of the Internal Revenue Code and an employee stock ownership plan.  We have discontinued any future contributions to the employee stock ownership plan.  At June 30, 2012, the employee stock ownership plan owned 181,508 shares of Bancshares’ stock, had $10,000 invested in Old Line Bank Certificates of Deposit, and $11,416 in Old Line Bank accounts.  We have transferred the MB&T 401(k) assets into the Old Line 401(k) plan discussed above.

MB&T had an employee pension plan that was frozen on June 9, 2003 and no additional benefits accrued subsequent to that date. We have notified all plan participants that we have terminated this plan effective August 1, 2011. We have liquidated the securities the plan held, deposited the proceeds into interest bearing certificates of deposit and a money market account and expect to distribute the remaining balance prior to December 31, 2012.  As of June 30, 2012 and December 31, 2011, expected future benefit payments to be paid in 2012 are $2.1 million. We are unable to predict any income or loss that may occur as a result of the termination.  At this time, we do not expect to incur any significant expenses with the termination of this plan. We did not recognize any net periodic pension expense during the three or six months ended June 30, 2012. We also did not make any contributions to the pension plan during the periods.

15.Retirement and Employee Stock Ownership Plans

Eligible employees participate in a profit sharing plan that qualifies under Section 401(k) of the Internal Revenue Code.  The plan allows for elective employee deferrals and the Bank makes matching contributions of up to 4% of eligible employee compensation.  Our contributions to the plan, included in employee benefit expenses, were $302,615, $158,523 and $132,284 for 2011, 2010, and 2009, respectively.

The Bank also offers Supplemental Executive Retirement Plans (SERPs) to its executive officers providing for retirement income benefits.  We accrue the present value of the SERPs over the remaining number of years to the executives’ expected retirement dates. The Bank’s expenses for the SERPs were ($11,282), $221,814 and $133,758 in 2011, 2010, and 2009, respectively.

MB&T had an employee benefit plan entitled the Maryland Bankcorp, N.A. KSOP (KSOP).  The KSOP included a profit sharing plan that qualified under section 401(k) of the Internal Revenue Code and an employee stock ownership plan.  We have discontinued any future contributions to the employee stock ownership plan.  At December 31, 2011, the employee stock ownership plan owned 181,508 shares of Bancshares’ stock, had $10,000 invested in Old Line Bank Certificates of Deposit, and  $4,675 in an Old Line Bank money market account.  We have transferred the MB&T 401(k) assets into the Old Line 401(k) plan discussed above.

MB&T had an employee pension plan (MB&T Pension Plan) that was frozen on June 9, 2003 and no additional benefits accrued subsequent to that date.  We have notified all plan participants that we have terminated this plan effective August 1, 2011.  We have liquidated the securities the plan held, deposited the proceeds into interest bearing certificates of deposit and a money market account and expect to distribute the remaining balances prior to December 31, 2012.  As of December 31, 2011, expected future benefit payments to be paid in 2012 are $2,052,353.  We are unable to predict any income or loss that may occur as a result of the termination.  At this time we do not expect to incur any significant expenses with the termination of this plan.

The MB&T Pension Plan covered substantially all employees of MB&T who had completed one year of service and reached twenty-one years of age.  Employees with five or more years of vested service were entitled to annual pension benefits beginning at normal retirement age of sixty five equal to the sum of 0.75% of final average earnings plus 0.60% of final average earnings in excess of covered compensation, multiplied by credited service not greater than thirty years.  The MB&T Pension Plan permitted early retirement at age 55 or over with the completion of five years of vesting service.  The annual early retirement benefit is the deferred vested benefit, reduced by one half of one percent for each month the actual retirement date precedes the normal retirement date.  The normal form of pension benefit was a benefit payable during the lifetime of the retired participant and surviving spouse beneficiary.

Net period pension cost (income) for the Pension Plan is as follows:

Years Ended December 31,	2011	2010	2009
Interest cost	$ 164,889	$ -	$ -
Settlement cost	27,023	-	-
Net periodic pension cost	$ 191,912	$ -	$ -

15.Retirement and Employee Stock Ownership Plans (Continued)

The following table outlines the financial status of the Pension Plan since the acquisition date and year end:

Change in Benefit Obligations	December 31, 2011	Acquisition April 1, 2011
Projected benefit obligation at beginning of year	$ 3,757,870	$ 3,740,701
Service Cost	-	-
Interest Cost	164,889	54,963
Actual return	-	-
Actuarial (gain) loss	1,734	-
Benefits paid	(2,046,815)	(37,794)
Projected benefit obligation at end of year	1,877,678	3,757,870
Change in Plan Assets
Fair value of plan assets at beginning of year	5,002,673	5,056,343
Actual return on plan assets	(47,629)	(15,876)
Employer contribution	-	-
Benefits paid	(2,046,815)	(37,794)
Fair value of plan assets at end of year	2,908,229	5,002,673
Funded status at end of year	$ 1,030,551	$ 1,244,803

Amounts recognized in balance sheet
Non-current assets	$ 1,030,551	$ 1,244,803
Current liabilities	-	-
Non-current liabilities	-	-
	$ 1,030,551	$ 1,244,803

Amounts recognized in accumulated other comprehensive income
Net (gain) loss	$ 49,363	$ 730,215
Acquisition effect	-	(730,215)
Settlement effect	(27,023)	-
Prior service cost (credit)	-	-
Total	$ 22,340	$ -

The weighted average assumptions used to determine net periodic pension costs and the accumulated benefits are as follows:

	December 31, 2011	April 1, 2011
Discount rate	5.50%	6.00%
Long term rate of return on assets	0.00%	0.00%
Salary increases	0.00%	0.00%